Going Concern	Feb. 28, 2017
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Going Concern

NOTE 3 – GOING CONCERN

The Company has yet to generated any revenue since inception to date and has sustained operating losses during the period from February 23, 2017 (Inception) through February 28, 2017. The Company had working capital of $2,628 and an accumulated deficit of $1,372 as of February 28, 2017. The Company’s continuation as a going concern is dependent on its ability to obtain additional financing from its stockholders or other sources, as may be required.

The accompanying financial statements have been prepared assuming that the Company will continue as a going concern; however, the above condition raises substantial doubt about the Company’s ability to do so. The financial statements do not include any adjustments to reflect the possible future effects on the recoverability and classification of assets or the amounts and classifications of liabilities that may result should the Company be unable to continue as a going concern. The Company currently has no commitments for the purchase of its equity. If the Company is unable to acquire additional working capital, it may not be able to execute its business plan.